Summary of Changes in Restructuring Related Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Costs incurred and charged to expense	$ 3,860
Costs paid or otherwise settled	(411)
Effects of foreign currency exchange	67
Ending balance	3,516
Severance and Other Benefits
Restructuring Cost and Reserve [Line Items]
Costs incurred and charged to expense	2,885
Costs paid or otherwise settled	(411)
Effects of foreign currency exchange	49
Ending balance	2,523
Closure and Other Contractual Liabilities
Restructuring Cost and Reserve [Line Items]
Costs incurred and charged to expense	975
Effects of foreign currency exchange	18
Ending balance	$ 993